SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated statement of financial position
	As at December 31, 2020
	Reported	Restated
Warrant liabilities	$—	$19,061
Current liabilities	10,164	29,225
Total liabilities	51,567	70,628
Additional paid-in capital	194,105	164,264
Accumulated deficit	(79,794)	(69,014)
Total shareholders’ equity	114,311	95,250
	Year Ended December 31, 2020
	Reported	Restated
Revenue	$12,117	$12,117
Loss from operations	(28,528)	(28,528)
Gain on remeasurement of warrant liabilities	—	10,780
Net loss	(36,675)	(25,895)
Net loss attributable to common shareholder – basic and diluted	(46,894)	(36,114)
Basic and diluted earnings per share	(4.34)	(3.34)
	Year Ended December 31, 2020
	Reported	Restated
Net loss	$(36,675)	$(25,895)
Gain on remeasurement of warrant liabilities	—	10,780
Net cash used in operating activities	(21,961)	(21,961)
	Year Ended December 31, 2020
	Reported	Restated
Business combination and PIPE financing	$77,635	$47,794
Total shareholders’ equity	114,311	95,250

Schedule of fair value of its private warrants using the monte carlo simulation model
	As at
	December 18, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.43%
Expected volatility	50%	60%
Share price	$13.00	$8.90
Exercise price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025

Schedule of straight-line basis over the estimated useful lives of the assets
Estimated Useful Life (In Years)
Land	N/A – indefinite
Buildings & warehouse	2 – 40 years
Leasehold improvements	Shorter of lease term or useful life
Furniture and appliances	5 years
Agricultural equipment	2 – 10 years
Computer equipment & telecommunications networks	3 years
Transport equipment	5 years
Laboratory equipment	3 – 20 years

Schedule of intangible assets with finite useful lives
Remaining Useful Life at the Acquisition Date (In Years)
Finite-lived intangible assets:
Customer contracts	8.7
Customer relationships	4 – 7
Customer list	5
Brand	10